TAXATION, Enterprise income tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense [Abstract]
Current income tax				$ 117,649	$ 56,296	$ 7,949
Deferred tax				(27,451)	(4,333)	(19,797)
Withholding tax expense				51,442	33,901	15,936
Income tax expense				141,640	85,864	4,088
Reconciliation of tax [Abstract]
Loss before income tax and share of results of equity investees				(1,483,238)	(1,368,619)	(953,880)
Tax expense computed at tax rate of 17%				(252,150)	(232,665)	(162,160)
Changes in valuation allowance				403,329	265,776	197,257
Non-deductible expenses				9,554	4,207	1,797
Effect of concessionary tax rate and tax reliefs				(82,951)	(42,404)	(6,139)
Withholding tax expense				51,442	33,901	15,936
Foreign earnings at different tax rates				15,103	60,721	(38,099)
Others				(2,687)	(3,672)	(4,504)
Income tax expense				$ 141,640	$ 85,864	$ 4,088
Singapore [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate				17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Enterprise Income Tax [Abstract]
Development and expansion incentive period commencing from January 1, 2012				5 years
Concessionary tax rate				10.00%
Indonesia [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate				22.00%	25.00%
Indonesia [Member] | Forecast [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate			20.00%
Philippines [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	25.00%	30.00%